FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of
December 31:

Assets at fair value as of December 31, 2025

	Level 1	Level 2	Level 3	Total

Mutual Funds	$119,109,654	$—	$—	$119,109,654
Stock Fund:
Money Market Fund	—	1,833	—	1,833
Common Stock	19,548,496	—	—	19,548,496

	$138,658,150	$1,833	$—	138,659,983
Investment measured at NAV (a)				2,686,215

Total investments, at fair value				$141,346,198

Assets at fair value as of December 31, 2024

	Level 1	Level 2	Level 3	Total

Mutual Funds	$99,819,921	$—	$—	$99,819,921
Stock Fund:
Money Market Fund	—	1,596	—	1,596
Common Stock	16,962,446	—	—	16,962,446

	$116,782,367	$1,596	$—	116,783,963
Investment measured at NAV (a)				2,230,650

Total investments, at fair value				$119,014,613

(a)	In accordance with Accounting Standards Codification (ASC) Subtopic 820-10, Fair Value Measurement, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

Investments Measured Using the NAV per Share as a Practical Expedient:

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair value December 31, 2025	Fair value December 31, 2024	Unfunded commitments	Redemption frequency	Redemption notice period

Collective trust	$2,686,215	$2,230,650	N/A	See below	See below